ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2018	2019
Accrued advertising expense	10,492	4,551
Salary and welfare payables	25,042	28,579
Accrued fulfillment expenses	8,891	14,378
Accrued delivery service fees	7,153	16,255
Payable to marketplace sellers (note 1)	10,510	15,444
Deposits from marketplace sellers	6,015	11,311
Advance from customers	15,489	63,456
Tax Payables	2,466	2,691
Current portion of operating lease liabilities	—	31,099
Other financing payable (note 2)	—	25,569
Others	16,203	20,675
Total	102,261	234,008

Note 1: Amounts relate to cash collected on behalf of marketplace sellers for products sold through the Group’s online platform.

Note 2: Starting in 2019, the Group entered into a series of agreements with a third party financing company, pursuant to which the third party financing company will provide credit to certain B2B customers who chose to participate. Under the terms of the agreement, the financing company will make an advance payment of a majority of a B2B customer's order to the Group. Credit terms to the customer are typically 30 days. Customers are required to pay the amount owed to the Group when it is due, and the Group will normally repay the money to the financing company on the same day. The balance represents the advances to Group which are outstanding as of December 31, 2019.